Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Classification of funding to Carl Zeiss SMT GmbH
The table below summarizes support provided to Carl Zeiss SMT GmbH, by type:

Year ended December 31 (€, in millions)	2018	2019	2020
Capital expenditures	191.8	184.1	203.7
R&D costs	74.8	94.2	96.1
Supply chain investments	8.5	4.5	17.7
Total support provided	275.1	282.8	317.5
The table below summarizes support provided to Carl Zeiss SMT GmbH, by type:

Year ended December 31 (€, in millions)	2018	2019	2020
Capital expenditures	191.8	184.1	203.7
R&D costs	74.8	94.2	96.1
Supply chain investments	8.5	4.5	17.7
Total support provided	275.1	282.8	317.5

Schedule of Related Party Transactions
The total purchases and outstanding balances with Carl Zeiss SMT Holding GmbH & Co. KG and its subsidiaries:

Year ended December 31 (€, in millions)	2018	2019	2020
Total purchases	1,401.0	1,502.3	1,623.9

Year ended December 31 (€, in millions)	2019	2020
Advance payments and High-NA capital expenditure support	814.5	986.6
Right-of-use assets - Finance	107.6	149.9
Accounts payable	127.4	110.9